10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2018
Notes
10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

10.  SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash investing and financing transactions during the year ended September 30, 2018 were as follows:

•        As at September 30, 2018, a total of $19,963 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•        As at September 30, 2018, a total of $15,000 in share issue costs was included in due to related parties;

•        The Company recorded $191,000 in share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets; and

•        The Company recorded $11,424 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed.

The significant non-cash investing and financing transactions during the year ended September 30, 2017 were as follows:

•        As at September 30, 2017, a total of $22,761 in exploration and evaluation asset costs was included in accounts payable and accrued liabilities;

•        As at September 30, 2017, a total of $20,500 in share issue costs was included in due to related parties; and

•        The Company recorded $10,097 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed.

The significant non-cash investing and financing transactions during the year ended September 30, 2016 were as follows:

•        As at September 30, 2016, a total of $12,316 in exploration and evaluation asset costs and a total of $12,463 in share issue costs were included in accounts payable and accrued liabilities;

•        The Company recorded $300,000 in share capital related to the issue of common shares pursuant to the shares for debt settlement; and

•        The Company recorded $39,948 in share issue costs related to the issue of finder’s warrants pursuant to the private placement financing completed.